PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

At October 31, 2020 and 2019, property and equipment consisted of the following:

	Useful Life	October 31, 2020	October 31, 2019
Office equipment and furniture	3 – 5 Years	$53,144	$47,095
Less: accumulated depreciation		(38,047)	(26,631)
		$15,097	$20,464

For the years ended October 31, 2020, 2019 and 2018, depreciation expense amounted to $9,625,  $8,677 and $7,237, respectively, which was included in operating expenses.